Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible Assets
19.	INTANGIBLE ASSETS

	Archived images	Developed technology	Brand names	Securities trading licenses and trading right	Total
	US$	US$	US$	US$	US$
Net carrying amount as of January 1, 2021	—	—	—	1,957	1,957
Exchange realignment	—	—	—	(11)	(11)

Net carrying amount as of December 31, 2021	—	—	—	1,946	1,946

Recognized upon acquisition of L’Officiel (Note 33(b))	497	—	91,797	—	92,294
Recognized upon acquisition of AMTD Digital (Note 33(b))	—	4,632	176	—	4,808
Amortization during the period	—	(713)	(13)	—	(726)
Disposal of subsidiaries	—	—	—	(1,946)	(1,946)
Exchange realignment	3	6	582	—	591

Net carrying amount as of December 31, 2022	500	3,925	92,542	—	96,967

Recognized upon acquisition of The Art Newspaper SA (Note 33(a))	—	—	25,392	—	25,392
Amortization during the year	—	(848)	(9)	—	(857)
Disposal of subsidiaries	—	(2,966)	—	—	(2,966)
Exchange realignment	(1)	(5)	(107)	—	(113)

Net carrying amount as of December 31, 2023	499	106	117,818	—	118,423

The intangible assets are amortized on a straight-line basis as follows:

Developed technology Brand names Archived images	7 years 20 years or indefinite useful lives Indefinite useful lives
As at January 1, 2021 and December 31, 2021, the intangible assets represented securities trading licenses and trading right with indefinite useful lives because they are expected to contribute to the net cash flows of the Group indefinitely and therefore, are not amortized. The recoverable amount of the securities trading licenses and trading right is determined by reference to the market evidence of recent transaction prices for similar licensed corporations.
Included in the above carrying amounts of brand name of US$92,542 and archived images of US$500 as of December 31, 2022 and brand name of US$117,818 and archieved images of US$499 as of December 31, 2023 are considered by management of the Group as having an indefinite useful life because it is expected to contribute to net cash inflows indefinitely. The brand name and archived images will not be amortized
until its useful life is determined to be finite. Instead they will be tested for impairment annually and whenever there is an indication that they may be impaired.

As of December 31, 2022 and 2023, carrying
amounts
of brand name of US$
92,379
and US$
92,216
, are assessed for impairment individually. For the purpose of impairment testing, the recoverable amount of this reporting

unit has been determined
using
undiscounted cash flow projections
in the
financial budgets approved by management covering a
5-
year period. Cash flows beyond the

5-year
period are extrapolated using a steady
1.56
% growth rate. This growth rate is based on the relevant industry growth forecasts and does not exceed the average long-term growth rate for the relevant industry.
Other key assumptions for cash flow projection calculations relate to the estimation of cash inflows/outflows which include budgeted sales and gross margin, such estimation is based on the past performance and management’s expectations for the market development. Based on the result of the assessment, management of the Group determined that the recoverable amount of the related brand name is higher than the carrying amount and there is no impairment. Management of the Group believes that any reasonably possible changes in any of these assumptions would not cause the carrying amount of the related brand name to exceed its recoverable amount.